Capital Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Capital Lease Liabilities
Schedule of Maturities of the Company's Capital Lease Liabilities	The maturities of the Company’s capital lease liabilities is as follows:
US$
Twelve months ending March 31,
2021	$219,228
Total	$219,228
The maturities of the Company’s capital lease liabilities is as follows:
US$
Years ended September 30,
2020	363,485
2021	31,822